SCHEDULE OF TAX RECEIVABLE (Details)	12 Months Ended
Dec. 31, 2011
Tax Receivable Schedule Of Tax Receivable 1	3,643,142
Tax Receivable Schedule Of Tax Receivable 2	900,740
Tax Receivable Schedule Of Tax Receivable 3	(594,317)
Tax Receivable Schedule Of Tax Receivable 4	(624,102)
Tax Receivable Schedule Of Tax Receivable 5	3,048,825
Tax Receivable Schedule Of Tax Receivable 6	276,638